Schedule of warrant activity (Details)	12 Months Ended
Jan. 31, 2019 share $ / shares
SHARE CAPITAL AND RESERVES [abstract]
Issued | share	5,156,795
Issued | $ / shares	$ 2.05
Weighted average remaining contractual life(year) issued	0.86
Exercised | share	(2,750)
Exercised | $ / shares	$ 1.00
Outstanding, end of period | share	5,154,045
Outstanding, end of period, weighted average exercise price | $ / shares	$ 2.05
Outstanding, end of period, Weighted average remaining contractual life (year)	0.86